PARTIAL DISPOSAL AND REPURCHASE OF EQUITY INTERESTS IN A SUBSIDIARY	12 Months Ended
Dec. 31, 2011
PARTIAL DISPOSAL AND REPURCHASE OF EQUITY INTERESTS IN A SUBSIDIARY
(7)	PARTIAL DISPOSAL AND REPURCHASE OF EQUITY INTERESTS IN A SUBSIDIARY

In November 2009, the Group sold a 15% equity interest in LDKPV to a PRC local company for a cash consideration of RMB 1,500,000 (US$219,651) and incurred direct incremental cost of US$3,237 for the disposal. As the Group still retained a controlling equity interest in LDKPV, the disposal was accounted for as an equity transaction in the Group’s consolidated financial statements. The difference between the net proceeds received of US$216,414 net of related income tax paid of US$22,425 and noncontrolling interests recognized upon disposal of US$ 36,972 was recognized in equity attributable to the Company.

In connection with the Group’s reorganization of the polysilicon business, the Group entered into a purchase agreement (“Purchase Agreement”) with the PRC local company in December 2010 to repurchase the 15% equity interests in LDKPV held by it for a cash consideration of RMB1,500,000 (US$225,232). As the Group retained control over LDKPV before and after the repurchase of the 15% equity interests, the acquisition of this additional equity interest is accounted for as an equity transaction in the Group’s consolidated financial statements. The difference between the consideration of US$225,232 and the carrying amount of the non-controlling interests of US$43,622 as of the repurchase date was recognized as a deduction of equity attributable to the Company. US$215,326 of the total consideration had been paid by the Group as of December 31, 2010. The remaining consideration payable of US$ 9,906 was paid by the Group in the first quarter of 2011.